Loans Receivable and Allowance for Loan Losses - Summary of loans whose terms were modified as TDRs (Details 8) (Loans receivable, USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014 Loan	Mar. 31, 2013 Loan	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans		1	1	4
Outstanding Recorded Investment Pre-Modification		$ 97	$ 97	$ 2,014
Outstanding Recorded Investment Post-Modification		97	97	1,852
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans				1
Outstanding Recorded Investment Pre-Modification				1,026
Outstanding Recorded Investment Post-Modification				864
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans				1
Outstanding Recorded Investment Pre-Modification				194
Outstanding Recorded Investment Post-Modification				194
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans		1	1
Outstanding Recorded Investment Pre-Modification		97	97
Outstanding Recorded Investment Post-Modification		97	97
Commercial business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans				2
Outstanding Recorded Investment Pre-Modification				794
Outstanding Recorded Investment Post-Modification				$ 794